Income Taxes - Components of Net Deferred Income Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Deferred tax assets:
Net operating loss	₨ 4,926	$ 65.3	₨ 1,429
Tax on Inter — Company margin	55	0.7	205
Deferred revenue	377	5.0	316
Asset retirement obligation	179	2.4	141
Depreciation and amortization	288	3.8	828
Minimum alternate tax credit	643	8.5	767
Other deductible temporary difference	336	4.5	97
Valuation allowance	(217)	(2.9)	(328)	$ (4.4)	₨ (715)
Deferred tax liabilities:
Depreciation and amortization	(6,033)	(80.0)	(2,790)
Other comprehensive income	(971)	(12.9)	(312)
Net deferred asset			₨ 353
Net deferred tax liability	₨ (417)	$ (5.6)